Employee Benefits - Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) (Detail)	12 Months Ended
Dec. 31, 2017 EUR (€)
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Domain Member] | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted average duration of defined benefit obligation (in years)	15.5
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Domain Member] | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted average duration of defined benefit obligation (in years)	13.9
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Domain Member] | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted average duration of defined benefit obligation (in years)	21.7
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Domain Member] | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted average duration of defined benefit obligation (in years)	12.1
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Domain Member] | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted average duration of defined benefit obligation (in years)	12.3
Actual benefit payments 2017 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	€ 840,000,000
Actual benefit payments 2017 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	413,000,000
Actual benefit payments 2017 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	245,000,000
Actual benefit payments 2017 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	99,000,000
Actual benefit payments 2017 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	83,000,000
Benefits expected to be paid 2018 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	626,000,000
Benefits expected to be paid 2018 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	423,000,000
Benefits expected to be paid 2018 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	71,000,000
Benefits expected to be paid 2018 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	71,000,000
Benefits expected to be paid 2018 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	61,000,000
Benefits expected to be paid 2019 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	654,000,000
Benefits expected to be paid 2019 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	436,000,000
Benefits expected to be paid 2019 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	77,000,000
Benefits expected to be paid 2019 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	77,000,000
Benefits expected to be paid 2019 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	64,000,000
Benefits expected to be paid 2020 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	670,000,000
Benefits expected to be paid 2020 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	453,000,000
Benefits expected to be paid 2020 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	86,000,000
Benefits expected to be paid 2020 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	73,000,000
Benefits expected to be paid 2020 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	58,000,000
Benefits expected to be paid 2021 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	696,000,000
Benefits expected to be paid 2021 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	469,000,000
Benefits expected to be paid 2021 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	93,000,000
Benefits expected to be paid 2021 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	77,000,000
Benefits expected to be paid 2021 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	57,000,000
Benefits expected to be paid 2022 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	727,000,000
Benefits expected to be paid 2022 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	489,000,000
Benefits expected to be paid 2022 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	100,000,000
Benefits expected to be paid 2022 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	78,000,000
Benefits expected to be paid 2022 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	60,000,000
Benefits expected to be paid 2023 to 2027 | Total countries [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	4,103,000,000
Benefits expected to be paid 2023 to 2027 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	2,736,000,000
Benefits expected to be paid 2023 to 2027 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	638,000,000
Benefits expected to be paid 2023 to 2027 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	423,000,000
Benefits expected to be paid 2023 to 2027 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	€ 306,000,000